Insurance Reserves - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank
Insurance Reserves [Line Items]
Federal Home Loan Bank common stock held	$ 87	$ 84
Amount of funding agreements issued to the Federal Home Loan Bank	696	633
Letters of credit related to the Federal Home Loan Bank	483	462
Pledged assets for Federal Home Loan Bank at fair value	1,308	1,312
Variable Annuity | Nontraditional Long-Duration Contracts
Insurance Reserves [Line Items]
Nontraditional long-duration contracts liability	7,790	8,008
Guaranteed Minimum Death Benefit | Nontraditional Long-Duration Contracts | Annuity contracts
Insurance Reserves [Line Items]
Nontraditional long-duration contracts liability	35	29
Guaranteed Minimum Withdrawal And Guaranteed Annuitization Benefit Contracts
Insurance Reserves [Line Items]
Guaranteed annuitization benefit contracts	$ 902	$ 1,033